Staff expenses - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related in equity settled share based payment arrangements | €	€ 45	€ 31	€ 25
Share awards related in equity settled share based payment arrangements (in shares)	4,855,542	3,897,800	3,699,555
Unrecognised compensation cost related to share awards amount | €	€ 25	€ 15	€ 13
Costs expected to be recognised over weighted average period	2 years	2 years	1 year 10 months 24 days
Executive Board of ING Groep N.V.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	59,490	52,693	55,651
Management board of ING Bank
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	121,504	172,103	137,506
Senior management and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	4,248,400	3,244,951	2,913,926